SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs1 - shares	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	140,393	411,000
Granted (in shares)	30,000	46,000
Granted for dividends declared (in shares)	1,000	4,000
Forfeited (in shares)
Redeemed (in shares)	(122,000)	(321,000)
Number, outstanding, end of fiscal year (in shares)	48,747	140,393
Accounts payable and accrued liabilities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Redeemed (in shares)	119,298	320,862